BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock iShares® Alternative Strategies V.I. Fund

BlackRock iShares® Dynamic Allocation V.I. Fund

BlackRock iShares® Dynamic Fixed Income V.I. Fund

BlackRock iShares® Equity Appreciation V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock Money Market V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 24, 2015 to the

Statement of Additional Information of each Fund

Effective immediately, each Fund’s Statement of Additional Information is amended as follows:

The fifth paragraph under the section entitled “Distribution Agreements” in Part I of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

As of the date of this SAI, as amended or supplemented from time to time, the following insurance companies (or broker-dealer affiliates thereof) are receiving such payments: Allianz Life Financial Services, LLC, AXA Equitable Life Insurance Company, Forethought Life Insurance Co., Forethought Distributors, LLC, Lincoln Financial Distributors, Inc., Nationwide Fund Distributors, LLC, New York Life Insurance and Annuity Corporation, Pacific Select Distributors, Inc., Prudential Annuities Distributors, Inc., RiverSource Distributors, Inc., Transamerica Advisors Life Insurance, Transamerica Advisors Life Insurance Company of New York and Transamerica Capital, Inc. In lieu of payments pursuant to the foregoing, the Manager, the Distributor or their affiliates may make payments to insurance companies or their broker-dealer affiliates of an agreed-upon amount that will not exceed the amount that would have been payable pursuant to the above, and may also make similar payments to other insurance companies or their broker-dealer affiliates.

Shareholders should retain this Supplement for future reference.

SAI-VAR-SRS-0815SUP